UNCONSOLIDATED REAL ESTATE AFFILIATES (Details) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Unconsolidated
Condensed Combined Financial Information of Unconsolidated Real Estate Affiliates
Aggregate carrying value of retained debt, reflected as a reduction in entity's investment in Unconsolidated Real Estate Affiliates	$ 130,600,000	$ 155,600,000
Indebtedness secured by Unconsolidated Properties	5,800,000,000	6,020,000,000
Entity's proportionate share in indebtedness secured by Unconsolidated Properties including retained debt	$ 2,780,000,000	$ 2,670,000,000
Brazil joint ventures
Condensed Combined Financial Information of Unconsolidated Real Estate Affiliates
Entity's diluted partnership interest in Aliansce (as a percent)	0.31
Entity's partnership interest in Aliansce (as a percent)	49.00%